Retirement and Deferred Compensation Plans - Fair Values of Plan Assets for Each Major Asset Category Based on Nature and Significant Concentration of Risks in Plan Assets (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
MSCI Emerging Markets Index	100.00%	100.00%
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
MSCI Emerging Markets Index	85.00%	85.00%
Emerging Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
MSCI Emerging Markets Index	15.00%	15.00%
Overseas Quoted Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Performance target over the benchmark	2.00%	2.00%
Period for the portion of UK Equities, overseas equities, government bonds and corporate bonds, benchmarked against FTSE	3 years	3 years
U.K. Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Performance target per annum over benchmark against iBoxx Sterling Overall Index	0.75%	0.75%
Portion of debt securities government bonds and corporate bonds benchmarked against iBoxx Sterling Overall Index	33.00%	33.00%
Index - Linked Index [Member]
Defined Benefit Plan Disclosure [Line Items]
Portion of debt securities government bonds and corporate bonds benchmarked against FTSE	67.00%	67.00%
U.K. Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Benchmarked against iBoxx Sterling	50	50
Performance target per annum over benchmark against iBoxx Sterling Overall Index	0.75%	0.75%